                     CLASS A, CLASS B AND CLASS C SHARES OF

                         AIM EMERGING MARKETS DEBT FUND

                       Supplement dated November 29, 1999
                     to the Prospectus dated March 1, 1999


Effective November 29, 1999, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the prospectus:

    "The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the portfolio are

    o John Cleary, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998. From 1997 to 1998, he was Manager of a global markets fixed income fund for West Merchant Bank Ltd. From 1994 to 1996, he was enrolled in graduate school.

    o Edwin Gutierrez, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was an economist for Chancellor LGT Asset Management.

    o Jonathan Mann, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was an economist for LGT Asset Management."

                            ADVISOR CLASS SHARES OF

                         AIM EMERGING MARKETS DEBT FUND

                       Supplement dated November 29, 1999
                     to the Prospectus dated March 1, 1999


Effective November 29, 1999, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the prospectus:

    "The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the portfolio are

    o John Cleary, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998. From 1997 to 1998, he was Manager of a global markets fixed income fund for West Merchant Bank Ltd. From 1994 to 1996, he was enrolled in graduate school.

    o Edwin Gutierrez, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was an economist for Chancellor LGT Asset Management.

    o Jonathan Mann, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was an economist for LGT Asset Management."